Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure Of Trade And Other Receivables [Abstract]
Amounts due from exchanges, clearing houses and other counterparties	$ 3,215.5	$ 2,344.2
Amounts receivable from clients	2,838.6	1,728.0
Trade debtors	785.8	300.1
Default funds and deposits	474.1	259.4
Loans receivable	89.8	8.1
Other tax and social security taxes	12.3	10.8
Other debtors	104.5	119.0
Prepayments	32.6	20.2
Trade and other current receivables	$ 7,553.2	$ 4,789.8	[1]	$ 4,685.2

[1]	Prior period comparatives have been restated. Refer to note 3(b) and 36 for further information